GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2011, 2012 and 2013.

	2011		2012		2013
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$11,887	$2,884	$7,773	$3,227	$7,887	$2,941
Americas	85,630	314	66,443	230	71,527	147
Europe	36,322	125	35,876	119	37,310	74
Far East	21,988	45	17,398	43	20,508	29

	$155,827	$3,368	$127,490	$3,619	$137,232	$3,191

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2011	2012	2013

Technology	$35,017	$24,673	$22,048
Networking	120,810	102,817	115,184

	$155,827	$127,490	$137,232